Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 102,434	kr 90,320
Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	97,958	86,883
Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	4,476	3,437
Sweden [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	50,257	44,845
Sweden [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	50,257	44,845
US [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	20,897	21,059
US [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	20,138	20,372
US [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	759	687
United Kingdom [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	15,352	12,374
United Kingdom [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	15,352	12,374
Other Countries [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	15,928	12,042
Other Countries [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	12,211	9,292
Other Countries [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 3,717	kr 2,750